Investment in Aqualung - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial assets [line items]
Purchase of Aqualung Carbon Capture AS shares			$ 39
Fair value gain reflected in net loss	$ 69	$ 2,821
Fair value investment	$ 5,400	5,400
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain reflected in net loss		$ 2,800